SHARE CAPITAL (Disclosure of summary of warrants activity) (Details) - Warrants activity [Member]	12 Months Ended
Mar. 31, 2025 Share $ / shares
Number [Abstract]
Balance, beginning of year | Share	0
Granted | Share	1,180,750
Exercised | Share	0
Expired | Share	0
Balance, end of year | Share	1,180,750
Weighted average exercise price [Abstract]
Balance, beginning of year | $ / shares	$ 0
Granted | $ / shares	3
Exercised | $ / shares	0
Expired | $ / shares	0
Balance, end of year | $ / shares	$ 3